United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-4577

(Investment Company Act File Number)

Federated Income Securities Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 03/31/17

Date of Reporting Period: Quarter ended 06/30/16

Item 1. Schedule of Investments

Federated Real Return Bond Fund
Portfolio of Investments
June 30, 2016 (unaudited)
Principal Amount or Shares		Value
	U.S. TREASURIES—91.7%
	U.S. Treasury Bonds—30.2%
$2,081,000	U.S. Treasury Inflation-Protected Bond, 0.625%, 2/15/2043	$2,028,731
741,083	U.S. Treasury Inflation-Protected Bond, 0.75%, 2/15/2042	743,653
504,810	U.S. Treasury Inflation-Protected Bond, 1.00%, 2/15/2046	545,520
2,566,125	U.S. Treasury Inflation-Protected Bond, 1.375%, 2/15/2044	2,969,989
1,712,850	U.S. Treasury Inflation-Protected Bond, 1.75%, 1/15/2028	2,003,516
835,665	U.S. Treasury Inflation-Protected Bond, 2.50%, 1/15/2029	1,059,646
	TOTAL	9,351,055
	U.S. Treasury Notes—61.5%
1,034,880	U.S. Treasury Inflation-Protected Note, 0.125%, 4/15/2018	1,050,146
2,552,325	U.S. Treasury Inflation-Protected Note, 0.125%, 4/15/2019	2,605,814
2,043,060	U.S. Treasury Inflation-Protected Note, 0.125%, 4/15/2020	2,089,787
3,028,050	U.S. Treasury Inflation-Protected Note, 0.125%, 4/15/2021	3,103,278
2,072,800	U.S. Treasury Inflation-Protected Note, 0.125%, 1/15/2023	2,101,422
1,541,925	U.S. Treasury Inflation-Protected Note, 0.375%, 7/15/2023	1,595,652
2,563,150	U.S. Treasury Inflation-Protected Note, 0.625%, 1/15/2024	2,685,200
755,085	U.S. Treasury Inflation-Protected Note, 0.625%, 1/15/2026	795,464
656,148	U.S. Treasury Inflation-Protected Note, 1.125%, 1/15/2021	702,040
2,218,720	U.S. Treasury Inflation-Protected Note, 1.375%, 7/15/2018	2,326,392
	TOTAL	19,055,195
	TOTAL U.S. TREASURIES (IDENTIFIED COST $27,285,302)	28,406,250
	INVESTMENT COMPANIES—7.4%[1]
359,152	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 0.43%[2]	359,152
316,255	High Yield Bond Portfolio	1,929,156
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $2,296,975)	2,288,308
	TOTAL INVESTMENTS—99.1% (IDENTIFIED COST $29,582,277)[3]	30,694,558
	OTHER ASSETS AND LIABILITIES—NET-0.9%[4]	288,072
	TOTAL NET ASSETS—100%	$30,982,630
At June 30, 2016, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
[5]United States Treasury Note 10-Year Short Futures	50	$6,649,219	September 2016	$(133,907)
[5]United States Ultra Bond Short Futures	30	$5,591,250	September 2016	$(369,409)
UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(503,316)
The average notional value of long and short futures contracts held by the Fund throughout the period was $900,879 and $11,176,727, respectively. This is based on the amounts held as of each month-end throughout the three month fiscal period.
Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities - Net.”
1	Affiliated holdings.
1

Transactions involving the affiliated holding during the period ended June 30, 2016, were as follows:
	Federated Institutional Prime Value Obligations Fund, Institutional Shares	High Yield Bond Portfolio	Total of Affiliated Transactions
Balance of Shares Held 3/31/2016	479,833	384,740	864,573
Purchases/Additions	5,238,836	5,864	5,244,700
Sales/Reductions	(5,359,517)	(74,349)	(5,433,866)
Balance of Shares Held 6/30/2016	359,152	316,255	675,407
Value	$359,152	$1,929,156	$ 2,288,308
Dividend Income	$613	$35,730	$ 36,343
2	7-day net yield.
3	At June 30, 2016, the cost of investments for federal tax purposes was $29,582,277. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from futures contracts was $1,112,281. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,120,948 and net unrealized depreciation from investments for those securities having an excess of cost over value of $8,667.
4	Assets, other than investments in securities, less liabilities.
5	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2016.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
2

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuation made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of June 30, 2016, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
U.S. Treasuries	$—	$28,406,250	$—	$28,406,250
Investment Companies[1]	359,152	—	—	2,288,308
TOTAL SECURITIES	$359,152	$28,406,250	$—	$30,694,558
Other Financial Instruments[2]
Assets	$—	$—	$—	$—
Liabilities	(503,316)	—	—	(503,316)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(503,316)	$—	$—	$(503,316)
1	As permitted by U.S. generally accepted accounting principles, Investment Companies valued at $1,929,156 are measured at fair value using the NAV per share practical expedient and have not been categorized in the chart above but are included in the Total column. The price of shares redeemed in this Investment Company is the next determined NAV after receipt of a shareholder redemption request.
2	Other financial instruments include futures contracts.
3
Federated Floating Rate Strategic Income Fund
Portfolio of Investments
June 30, 2016 (unaudited)
Principal Amount or Shares			Value
		ADJUSTABLE RATE MORTGAGES—0.3%
		Federal Home Loan Mortgage Corporation ARM—0.2%
$268,562		FHLMC ARM 1H2662, 2.898%, 5/01/2036	$286,059
192,721		FHLMC ARM 781523, 2.743%, 5/01/2034	203,646
318,889		FHLMC ARM 848194, 2.755%, 8/01/2035	336,043
207,445		FHLMC ARM 848746, 2.965%, 7/01/2034	218,833
		TOTAL	1,044,581
		Federal National Mortgage Association ARM—0.1%
101,811		FNMA ARM 745059, 2.347%, 9/01/2035	106,142
77,673		FNMA ARM 810320, 2.769%, 4/01/2034	82,427
217,738		FNMA ARM 881959, 2.466%, 2/01/2036	227,839
		TOTAL	416,408
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $1,458,964)	1,460,989
		CORPORATE BONDS—11.5%
		Aerospace/Defense—0.4%
2,000,000		TransDigm, Inc., 7.50%, 7/15/2021	2,115,000
		Automotive—0.6%
2,000,000		Ford Motor Credit Co., Floating Rate Note—Sr. Note, 1.250%, 12/6/2017	1,990,068
1,000,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 1.989%, 4/10/2018	1,003,540
750,000	[1,2]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, Series 144A, 1.340%, 9/26/2016	750,812
		TOTAL	3,744,420
		Building Materials—0.2%
1,000,000		Nortek, Inc., Sr. Unsecd. Note, 8.50%, 4/15/2021	1,037,750
		Consumer Cyclical Services—0.4%
1,000,000	[1,2]	Garda World Security Corp., Series 144A, 7.25%, 11/15/2021	812,500
2,000,000	[1,2]	Garda World Security Corp., Series 144A, 7.25%, 11/15/2021	1,625,000
		TOTAL	2,437,500
		Financial Institutions—2.4%
600,000		AerCap Ireland Capital Ltd/AerCap Global Aviation Trust, 4.625%, 10/30/2020	624,300
1,000,000		AerCap Ireland Capital Ltd/AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.95%, 2/1/2022	1,002,500
1,000,000		AerCap Ireland Capital Ltd/AerCap Global Aviation Trust, Sr. Unsecd. Note, 4.25%, 7/1/2020	1,020,000
1,000,000		Bank of America Corp., Floating Rate Note—Sr. Note, 1.668%, 1/15/2019	1,004,433
950,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 1.516%, 4/1/2019	948,327
2,000,000		Citigroup, Inc., Sr. Unsecd. Note, 1.324%, 4/27/2018	1,999,140
2,550,000	[1,2]	Hub Holdings LLC/Hub Hol, Sr. Unsecd. Note, Series 144A, 8.125%, 7/15/2019	2,460,750
1,125,000	[1,2]	Hub International Ltd., Series 144A, 9.25%, 2/15/2021	1,181,250
1,000,000	[1,2]	Hub International Ltd., Sr. Unsecd. Note, Series 144A, 7.875%, 10/1/2021	962,500
300,000		MUFG Union Bank, N.A., Floating Rate Note—Sr. Note, 1.390%, 9/26/2016	300,378
2,000,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 1.515%, 7/22/2020	2,006,620
		TOTAL	13,510,198
		Food & Beverage—0.2%
1,000,000		Mondelez International, Inc., Floating Rate Note—Sr. Note, 1.157%, 2/1/2019	998,762
		Health Care—1.7%
1,000,000		Amsurg Corp., Sr. Unsecd. Note, 5.625%, 11/30/2020	1,037,500
2,000,000		CHS/Community Health Systems, Inc., Term Loan—1st Lien, 5.125%, 8/1/2021	1,995,000
1,000,000		Emdeon, Inc., 11.00%, 12/31/2019	1,064,000

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Health Care—continued
$2,975,000		Iasis Healthcare, Sr. Unsecd. Note, 8.375%, 5/15/2019	$2,872,734
1,800,000		Tenet Healthcare Corp., Note, Series B, 4.153%, 6/15/2020	1,786,500
1,000,000		Tenet Healthcare Corp., Sr. Unsecd. Note, 5.50%, 3/1/2019	990,000
		TOTAL	9,745,734
		Independent Energy—0.1%
720,000	[1,2]	Chesapeake Energy Corp., Series 144A, 8.00%, 12/15/2022	613,800
		Metals & Mining—0.3%
1,000,000		Teck Resources Ltd., Sr. Unsecd. Note, 4.75%, 1/15/2022	849,900
750,000	[1,2]	Teck Resources Ltd., Sr. Unsecd. Note, Series 144A, 8.00%, 6/1/2021	774,375
		TOTAL	1,624,275
		Midstream—0.6%
1,000,000		Suburban Propane Partners LP, 7.375%, 8/1/2021	1,041,250
450,000		Tesoro Logistics LP, Sr. Unsecd. Note, 5.50%, 10/15/2019	472,500
2,000,000		Tesoro Logistics LP, Sr. Unsecd. Note, 6.125%, 10/15/2021	2,080,000
		TOTAL	3,593,750
		Oil Field Services—0.8%
5,000,000		Weatherford Bermuda, Sr. Unsecd. Note, 7.75%, 6/15/2021	4,887,500
		Packaging—1.2%
2,000,000	[1,2]	Ardagh Packaging Finance PLC, Series 144A, 6.25%, 1/31/2019	2,042,500
3,000,000	[1,2]	Ardagh Packaging Finance PLC/Ardagh Holdings, Series 144A, 3.890%, 5/15/2021	3,018,750
2,000,000	[1,2]	Reynolds Group Issuer, Inc./LLC/LU, Term Loan—1st Lien, Series 144A, 4.127%, 7/15/2021	2,010,000
		TOTAL	7,071,250
		Pharmaceuticals—1.3%
1,000,000		Actavis Funding SCS, Sr. Unsecd. Note, 1.736%, 3/12/2018	1,004,077
1,000,000	[1,2]	ENDO Finance LLC/ENDO Finco, Inc., Sr. Unsecd. Note, Series 144A, 5.75%, 1/15/2022	907,400
3,725,000	[1,2]	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Series 144A, 4.875%, 4/15/2020	3,613,250
2,000,000	[1,2]	Valeant Pharmaceuticals International, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 10/15/2020	1,730,000
		TOTAL	7,254,727
		Retailers—0.1%
335,000		Wolverine World Wide, Inc., Sr. Unsecd. Note, 6.125%, 10/15/2020	347,981
		Technology—0.4%
875,000	[1,2]	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Secd. Note, Series 144A, 5.875%, 6/15/2021	897,558
1,300,000	[1,2]	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Term Loan—1st Lien, Series 144A, 4.42%, 6/15/2021	1,337,601
		TOTAL	2,235,159
		Wireless Communications—0.8%
2,000,000		AT&T, Inc., Sr. Unsecd. Note, 1.561%, 6/30/2020	1,993,326
2,000,000		Verizon Communications, Inc., Floating Rate Note—Sr. Note, 1.426%, 6/17/2019	2,010,992
410,000		Verizon Communications, Inc., Floating Rate Note—Sr. Note, 2.406%, 9/14/2018	420,365
		TOTAL	4,424,683
		TOTAL CORPORATE BONDS (IDENTIFIED COST $67,066,194)	65,642,489
		ASSET-BACKED SECURITIES—1.5%
		Auto Receivables—0.5%
2,100,000	[1,2]	Chesapeake Funding II LLC 2016-2A, Class A2, 1.448%, 6/15/2028	2,100,417
300,000	[1,2]	Chesapeake Funding LLC 2013-1A, Class D, 2.265%, 1/7/2025	300,265
222,816		Smart Trust 2013-2US, Class A4B, 0.997%, 2/14/2019	222,279
		TOTAL	2,622,961
		Credit Card—0.7%
1,500,000		American Express Credit Account Master 2013-1, Class B, 1.142%, 2/16/2021	1,506,592

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Credit Card—continued
$2,800,000	[1,2]	Evergreen Credit Card Trust Series 2016-1, Class A, 1.162%, 4/15/2020	$2,805,690
		TOTAL	4,312,282
		Student Loans—0.3%
1,900,000	[1,2]	SLM Student Loan Trust 2013-C, Class A2B, 1.842%, 10/15/2031	1,907,667
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $8,822,816)	8,842,910
		COLLATERALIZED MORTGAGE OBLIGATIONS—4.6%
		Commercial Mortgage—0.1%
600,000	[1,2]	Wells Fargo Commercial Mortgage Trust 2013-LC12, Class A3FL, 1.496%, 7/15/2046	598,085
		Federal Home Loan Mortgage Corporation—2.2%
2,212,626		REMIC 2976 KJ, 0.792%, 5/15/2035	2,211,298
470,405		REMIC 3122 FE, 0.742%, 3/15/2036	471,177
1,278,582		REMIC 3241 FM, 0.822%, 11/15/2036	1,277,871
2,247,659		REMIC 3922 CF, 0.842%, 4/15/2041	2,247,291
6,317,898		REMIC 4097 KF, 0.742%, 9/15/2031	6,295,098
		TOTAL	12,502,735
		Federal National Mortgage Association—2.1%
826,695		REMIC 2006-111 FA, 0.833%, 11/25/2036	826,461
4,018,007		REMIC 2006-85 PF, 0.833%, 9/25/2036	4,031,191
1,340,720		REMIC 2006-99 AF, 0.873%, 10/25/2036	1,342,852
289,194		REMIC 2010-134 BF, 0.883%, 10/25/2040	289,843
538,794		REMIC 2010-135 FP, 0.853%, 12/25/2040	537,860
1,370,549		REMIC 2012-135 FA, 0.753%, 11/25/2039	1,364,120
3,302,199		REMIC 2012-79 F, 0.903%, 7/25/2042	3,301,777
		TOTAL	11,694,104
		Non-Agency Mortgage—0.2%
1,353,425	[1,2]	Gosforth Funding PLC 2016-1A, Class A1A, 1.326%, 2/15/2058	1,352,604
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $26,238,370)	26,147,528
		FLOATING RATE LOANS—7.9%
		Consumer Cyclical - Retailers—7.9%
1,000,000		Abacus Innovations Corp., Term Loan—1st Lien, 1.00%, 6/9/2023	1,000,415
510,000		Activision Blizzard, Inc., Term Loan—1st Lien, 3.50%, 10/11/2020	511,953
6,102,063		Aramark Corp., Term Loan—1st Lien, 3.25%, 2/24/2021	6,112,559
1,352,674		Aramark Corp., Term Loan—1st Lien, 3.25%, 9/7/2019	1,356,266
1,995,000		Avago Technologies Cayman Finance Ltd., Term Loan—1st Lien, 1.00%, 2/1/2023	1,999,838
5,332,182		Charter Communications Operating LLC, Term Loan—1st Lien, 3.00%, 1/3/2021	5,308,854
997,500		Charter Communications Operating LLC, Term Loan—1st Lien, 3.423%, 1/24/2023	999,839
1,500,000		DELL International LLC, Term Loan—1st Lien, 0.665%, 6/2/2023	1,496,715
2,000,000		Delos Finance Sarl, Term Loan—1st Lien, 1.00%, 3/6/2021	2,001,000
1,319,861		Garda World Security Corp., Term Loan—1st Lien, 4.00%, 11/8/2020	1,285,545
337,639		Garda World Security Corp., Term Loan—1st Lien, 4.00%, 11/8/2020	328,860
249,375		HCA, Inc., Term Loan—1st Lien, 1.00%, 3/17/2023	250,525
280,000		Hillman Group, Inc., Term Loan—1st Lien, 4.50%, 6/30/2021	276,850
3,373,090		Hilton Worldwide Finance LLC, Term Loan—1st Lien, 3.50%, 10/26/2020	3,379,937
430,769		INA Beteiligungsgesellschaft mbH, Term Loan—1st Lien, 4.25%, 5/15/2020	432,846
925,758		Las Vegas Sands Corp., Term Loan—1st Lien, 3.25%, 12/19/2020	926,401
479,881		NXP BV/NXP Funding LLC, Term Loan—1st Lien, 1.00%, 12/7/2020	481,493
704,579		Nielsen Finance LLC/Nielsen Finance Co., Term Loan—1st Lien, 3.638%, 4/15/2021	707,112
1,234,375		Owens-Brockway Glass Container, Inc., Term Loan—1st Lien, 1.00%, 9/1/2022	1,234,116

Principal Amount or Shares		Value
	FLOATING RATE LOANS—continued
	Consumer Cyclical - Retailers—continued
$243,750	Oxea SARL, Term Loan—1st Lien, 4.25%, 1/15/2020	$236,743
1,970,038	SIG Combibloc, Term Loan—1st Lien, 4.25%, 3/13/2022	1,959,271
485,000	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Term Loan—1st Lien, 4.00%, 5/14/2020	483,584
1,365,018	Seminole Tribe of Florida, Term Loan—1st Lien, 2.629%, 10/11/2017	1,365,448
2,947,687	Sensata Technologies B.V., Term Loan—1st Lien, 1.00%, 10/14/2021	2,950,311
1,492,500	T-Mobile USA, Inc., Term Loan—1st Lien, 3.50%, 11/9/2022	1,499,268
1,703,267	Virgin Media Investment Holdings, Term Loan—1st Lien, 1.00%, 6/30/2023	1,664,270
397,553	Water PIK, Inc., Term Loan—2nd Lien, 9.75%, 1/9/2021	393,578
2,000,000	Western Digital Corp., Term Loan—1st Lien, 6.156%, 4/29/2023	2,010,940
2,500,000	Yum! Brands, Inc., Term Loan—1st Lien, 3.646%, 6/16/2023	2,506,250
	TOTAL FLOATING RATE LOANS (IDENTIFIED COST $44,992,753)	45,160,787
	INVESTMENT COMPANIES—74.1%[3]
38,786,957	Federated Bank Loan Core Fund	383,990,877
2,206,944	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 0.43%[4]	2,206,944
3,965,220	Federated Project and Trade Finance Core Fund	36,955,848
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $434,992,081)	423,153,669
	TOTAL INVESTMENTS—99.9% (IDENTIFIED COST $583,571,178)[5]	570,408,372
	OTHER ASSETS AND LIABILITIES - NET—0.1%[6]	302,633
	TOTAL NET ASSETS—100%	$570,711,005
At June 30, 2016, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
[7]United States Treasury Notes 5-Year Short Futures	160	$19,546,250	September 2016	$(361,624)
[7]United States Treasury Notes 10-Year Short Futures	100	$13,298,438	September 2016	$(333,838)
UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(695,462)
The average notional value of short futures contracts held by the Fund throughout the period was $34,452,000. This is based on the amounts held as of each month-end throughout the three month fiscal period.
Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities - Net.”
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At June 30, 2016, these restricted securities amounted to $33,802,774, which represented 5.9% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At June 30, 2016, these liquid restricted securities amounted to $33,802,774, which represented 5.9% of total net assets.
3	Affiliated holdings.
Transactions involving the affiliated holding during the period ended June 30, 2016, were as follows:
	Federated Bank Loan Core Fund	Federated Institutional Prime Value Obligations Fund, Institutional Shares	Federated Project and Trade Finance Core Fund	Total of Affiliated Transactions
Balance of Shares Held 3/31/2016	39,099,584	2,035,786	3,965,220	45,100,590
Purchases/Additions	403,330	32,997,030	—	33,400,360
Sales/Reductions	(715,957)	(32,825,872)	(—)	(33,541,829)
Balance of Shares Held 6/30/2016	38,786,957	2,206,944	3,965,220	44,959,121
Value	$383,990,877	$2,206,944	$36,955,848	$423,153,669
Dividend Income	$4,731,158	$3,717	$401,703	$5,136,578

4	7-day net yield.
5	At June 30, 2016, the cost of investments for federal tax purposes was $583,571,178. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from futures contracts was $13,162,806. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $967,190 and net unrealized depreciation from investments for those securities having an excess of cost over value of $14,129,996.
6	Assets, other than investments in securities, less liabilities.
7	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2016.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities and floating rate loans acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;

■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of June 30, 2016, in valuing the Fund's assets carried at fair value:
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Adjustable Rate Mortgages	$—	$1,460,989	$—	$1,460,989
Corporate Bonds	—	65,642,489	—	65,642,489
Asset-Backed Securities	—	8,842,910	—	8,842,910
Collateralized Mortgage Obligations	—	26,147,528	—	26,147,528
Floating Rate Loans	—	45,160,787	—	45,160,787
Investment Companies[1]	2,206,944	—	—	423,153,669
TOTAL SECURITIES	$2,206,944	$147,254,703	$—	$570,408,372
Other Financial Instruments[2]
Assets	$—	—	—	$-
Liabilities	(695,462)	—	—	(695,462)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(695,462)	$—	$—	$(695,462)
1	As permitted by U.S. generally accepted accounting principles (GAAP), Investment Companies valued at $420,946,725 are measured at fair value using the net asset value (NAV) per share practical expedient and have not been categorized in the chart above but are included in the Total column. The price of shares redeemed in Federated Bank Loan Core Fund is the next determined NAV after receipt of a shareholder redemption request. The price of shares redeemed of Federated Project and Trade Finance Core Fund may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.
2	Other financial instruments include futures contracts.
The following acronyms are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
MTN	—Medium Term Note
REMIC	—Real Estate Mortgage Investment Conduit
6
Federated Fund for U.S. Government Securities
Portfolio of Investments
June 30, 2016 (unaudited)
Principal Amount			Value
		MORTGAGE-BACKED SECURITIES—76.5%
		Federal Home Loan Mortgage Corporation—26.9%
$18,883,988		3.000%, 8/1/2043 - 5/1/2045	$19,608,634
27,395,591		3.500%, 4/1/2042 - 11/1/2045	29,137,778
12,029,756		4.000%, 8/1/2025 - 1/1/2042	12,957,751
15,150,987		4.500%, 2/1/2024 - 9/1/2041	16,648,005
8,243,388		5.000%, 7/1/2020 - 10/1/2039	9,167,709
9,037,589		5.500%, 3/1/2021 - 9/1/2037	10,291,728
56,025		6.000%, 2/1/2032	64,646
596,677		6.500%, 10/1/2037 - 10/1/2038	691,237
319,244		7.000%, 12/1/2031	382,224
426,802		7.500%, 1/1/2021 - 8/1/2031	508,092
		TOTAL	99,457,804
		Federal National Mortgage Association—41.4%
15,050,078		2.500%, 5/1/2028 - 3/1/2031	15,611,296
37,087,721		3.500%, 12/1/2040 - 11/1/2045	39,593,591
42,223,266		4.000%, 12/1/2031 - 6/1/2044	45,674,343
16,522,680		4.500%, 12/1/2019 - 6/1/2044	18,096,383
9,346,303		5.000%, 1/1/2024 - 1/1/2040	10,417,208
2,314,994		5.500%, 9/1/2034 - 9/1/2037	2,628,206
15,346,041		6.000%, 10/1/2028 - 4/1/2038	17,886,568
1,970,896		6.500%, 6/1/2029 - 8/1/2037	2,293,524
408,744		7.000%, 8/1/2028 - 1/1/2032	484,209
1,220		7.500%, 1/1/2030	1,471
		TOTAL	152,686,799
		Government National Mortgage Association—8.2%
5,626,954		3.000%, 7/20/2045	5,884,824
17,891,822	[1]	3.500%, 12/15/2040 - 7/20/2046	19,012,913
2,906,731		5.000%, 11/20/2038 - 9/20/2039	3,245,647
542,495		5.500%, 12/20/2038	608,930
437,757		6.000%, 9/20/2038	501,697
631,129		7.500%, 12/15/2023 - 7/15/2030	757,406
86,069		8.250%, 10/15/2030	107,933
38,629		8.375%, 8/15/2030	43,219
		TOTAL	30,162,569
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $264,966,246)	282,307,172
		ADJUSTABLE RATE MORTGAGE—1.0%
		Federal National Mortgage Association ARM—1.0%
3,597,601		3.038%, 1/1/2044 (IDENTIFIED COST $3,700,470)	3,785,754
		ASSET-BACKED SECURITIES—4.6%
		Auto Receivables—4.2%
2,677,000		Capital Auto Receivables Asset Trust 2015-2, Class D, 3.160%, 11/20/2020	2,699,884
3,795,000		Santander Drive Auto Receivables Trust 2014-3, Class D, 2.650%, 8/17/2020	3,844,683
4,570,000		Santander Drive Auto Receivables Trust 2015-2, Class D, 3.020%, 4/15/2021	4,647,324
2,900,000		Santander Drive Auto Receivables Trust 2015-3, Class D, 3.490%, 5/17/2021	2,977,288
1

Principal Amount			Value
		ASSET-BACKED SECURITIES—continued
		Auto Receivables—continued
$1,190,000		Santander Drive Auto Receivables Trust 2016-2, Class D, 3.390%, 4/15/2022	$1,201,696
		TOTAL	15,370,875
		Other—0.4%
1,500,000	[2,3]	Sofi Consumer Loan Program Trust 2016-1A, Class A, 3.260%, 8/25/2025	1,509,703
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $16,611,064)	16,880,578
		COLLATERALIZED MORTGAGE OBLIGATIONS—6.1%
		Non-Agency Mortgage-Backed Securities—6.1%
1,296,403		Countrywide Home Loans 2007-14, Class A18, 6.000%, 9/25/2037	1,157,668
382,204		Credit Suisse Mortgage Trust 2007-4, Class 4A2, 5.500%, 6/25/2037	304,546
4,283,819	[2,3]	Credit Suisse Mortgage Trust 2013-IVR3, Class A2, 3.000%, 5/25/2043	4,370,003
1,234,342	[2,3]	Credit Suisse Mortgage Trust 2014-WIN2, Class A2, 3.500%, 10/25/2044	1,286,145
2,835,357	[2,3]	Credit Suisse Mortgage Trust 2015-WIN1, Class A6, 3.500%, 12/25/2044	2,948,289
529,725		First Horizon Alternative Mortgage Securities 2005-FA7, Class 2A1, 5.000%, 9/25/2020	519,842
1,038,460		Lehman Mortgage Trust 2007-9, Class 1A1, 6.000%, 10/25/2037	959,655
147,039	[2,4]	Lehman Structured Securities Corp. Mortgage 2002-GE1, Class A, 0.000%, 7/26/2024	125,159
970,616		Sequoia Mortgage Trust 2012-1, Class 2A1, 3.474%, 1/25/2042	994,872
2,592,691		Sequoia Mortgage Trust 2012-4, Class A3, 2.069%, 9/25/2042	2,560,636
1,826,460	[2,3]	Sequoia Mortgage Trust 2014-1, Class 2A5, 4.000%, 4/25/2044	1,893,832
3,942,389	[2,3]	Sequoia Mortgage Trust 2014-4, Class A5, 3.500%, 11/25/2044	4,102,881
1,778,724		Structured Asset Securities Corp. 2005-17, Class 5A1, 5.500%, 10/25/2035	1,447,667
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $22,911,112)	22,671,195
		COMMERCIAL MORTGAGE-BACKED SECURITIES—6.3%
		Agency Commercial Mortgage-Backed Securities—5.2%
3,255,000		FHLMC K050 A2, 3.334%, 8/25/2025	3,590,452
4,160,000	[2,3]	FREMF Mortgage Trust 2012-K20, 4.005%, 5/25/2045	4,372,477
3,000,000	[2,3]	FREMF Mortgage Trust 2013-K24, 3.622%, 11/25/2045	3,089,037
4,615,000	[2,3]	FREMF Mortgage Trust 2014-K715, 4.122%, 2/25/2046	4,787,792
3,140,000	[2,3]	FREMF Mortgage Trust 2014-K717, 3.754%, 11/25/2047	3,211,233
		TOTAL	19,050,991
		Non-Agency Commercial Mortgage-Backed Securities—1.1%
3,910,000		Commercial Mortgage Trust 2012-LC4, Class A3, 3.069%, 12/10/2044	4,005,528
85,841	[2,3]	JP Morgan Chase Commercial Mortgage Securities 2010-C2, Class A1, 2.749%, 11/15/2043	86,015
		TOTAL	4,091,543
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $22,591,058)	23,142,534
		U.S. TREASURY—1.7%
		U.S. Treasury Note—1.7%
6,000,000		1.625%, 5/15/2026 (IDENTIFIED COST $6,032,058)	6,076,875
		REPURCHASE AGREEMENT—6.0%
22,022,000	[5]	Interest in $1,075,000,000 joint repurchase agreement 0.44%, dated 6/30/2016 under which Bank of America, N.A. will repurchase securities provided as collateral for $1,075,013,139 on 7/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities maturing on 2/25/2044 and the market value of those underlying securities was $1,107,263,533. (AT COST)	22,022,000
		TOTAL INVESTMENTS—102.2% (IDENTIFIED COST $358,834,008)[6]	376,886,108
		OTHER ASSETS AND LIABILITIES - NET— (2.2)%[7]	(8,056,490)
		TOTAL NET ASSETS—100%	$368,829,618
2

1	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At June 30, 2016, these restricted securities amounted to $31,782,566, which represented 8.6% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At June 30, 2016, these liquid restricted securities amounted to $31,657,407, which represented 8.6% of total net assets.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at June 30, 2016, is as follows:
Security	Acquisition Date	Cost	Market Value
Lehman Structured Securities Corp. Mortgage 2002-GE1, Class A, 0.000%, 7/26/2024	1/29/2002	$125,533	$125,159
4	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
5	All or a portion of these securities are segregated pending settlement of dollar-roll transactions.
6	At June 30, 2016, the cost of investments for federal tax purposes was $358,834,008. The net unrealized appreciation of investments for federal tax purposes was $18,052,100. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $18,641,685 and net unrealized depreciation from investments for those securities having an excess of cost over value of $589,585.
7	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2016.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
3

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of June 30, 2016, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Mortgage-Backed Securities	$—	$282,307,172	$—	$282,307,172
Adjustable Rate Mortgage	—	3,785,754	—	3,785,754
Asset-Backed Securities	—	16,880,578	—	16,880,578
Collateralized Mortgage Obligations	—	22,546,036	125,159	22,671,195
Commercial Mortgage-Backed Securities	—	23,142,534	—	23,142,534
U.S. Treasury	—	6,076,875	—	6,076,875
Repurchase Agreement	—	22,022,000	—	22,022,000
TOTAL SECURITIES	$—	$376,760,949	$125,159	$376,886,108
The following acronyms are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
FHLMC	—Federal Home Loan Mortgage Corporation
FREMF	—Freddie Mac Multifamily K-Deals
4

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Income Securities Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date August 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date August 22, 2016

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date August 22, 2016